WARRANTS	6 Months Ended
Jun. 30, 2019
WARRANTS
WARRANTS

13.         WARRANTS

		Weighted
	Number of	Average
	Warrants	Exercise Price
		$
Balance, December 31, 2017	9,707,677	0.80

Issued in January 2018	3,000,000	6.00
Issued in February 2018	3,000,000	7.00
Issued in May 2018	4,000,000	5.20
Exercised	(8,239,863)	2.65
Expired	(3,056,050)	6.91
Balance, December 31, 2018	8,411,764	2.92

Balance, June 30, 2019	8,411,764	2.92

Expire:
November 2021	4,411,764	0.85
November 2019	4,000,000	5.20
Balance, June 30, 2019	8,411,764	2.92